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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Allianz Funds Multi-Strategy Trust
Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions Core Allocation Fund
Allianz Global Investors Solutions Growth Allocation Fund
Allianz Global Investors Solutions Retirement Income Fund
Allianz NACM Global Equity 130/30 Fund
Allianz NACM International Growth Fund
Allianz NFJ Global Dividend Value Fund
Allianz RCM All Horizons Fund
Allianz RCM Disciplined Equity Fund
Allianz RCM Global EcoTrendsSM Fund
Allianz RCM Global Water Fund
Allianz RCM International Opportunities Fund

Item 1.	Schedules of Investments

Schedule of Investments

Allianz Global Investors Solutions 2015 Fund

August 31, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—13.1%
NACM Income & Growth	20,984	$232,919
NFJ Dividend Value	10,544	102,066
NFJ International Value	2,413	41,103
NFJ Small-Cap Value	3,194	71,068
RCM Global Resources	3,984	52,112

Total Allianz Funds (cost—$429,458)		499,268

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—5.5%
RCM Disciplined Equity	8,577	116,046
RCM International Opportunities	8,036	93,543

Total Allianz Funds Multi-Strategy Trust (cost—$165,654)		209,589

EXCHANGE-TRADED FUNDS-7.5%
iShares Barclays TIPS Bond Fund	1,418	144,295
SPDR Barclays Capital TIPS ETF	2,880	144,461

Total Exchange-Traded Funds (cost—$284,189)		288,756

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—3.3%
International Growth Opportunities (c)	2,975	74,486
International Systematic	5,694	53,357

Total Nicholas-Applegate Institutional Funds (cost—$109,222)		127,843

PIMCO FUNDS (a)(b)—70.2%
Commodity RealReturn Strategy	22,538	170,163
Diversified Income	9,968	99,878
Foreign Bond (U.S. Dollar-Hedged)	14,193	143,351
Income	25,950	247,299
Investment Grade Corporate Bond	8,888	97,235
Real Return	93,775	984,641
RealEstateRealReturn Strategy (c)	29,435	109,791
Short-Term	28,017	274,003
Total Return	51,618	556,445

Total PIMCO Funds (cost—$2,456,367)		2,682,806

Total Investments (cost—$3,444,890)—99.6%		3,808,262

Other assets less liabilities—0.4%		14,852

Net Assets—100.0%		$3,823,114

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Glossary:

ETF—Exchange-Traded Fund

TIPS—US Treasury Inflation Protected Securities

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period December 29, 2008 (commencement of operations) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
PIMCO Funds	$2,682,806	—	—	$2,682,806
Allianz Funds	499,268	—	—	499,268
Exchange-Traded Funds	288,756	—	—	288,756
Allianz Funds Multi-Strategy Trust	209,589	—	—	209,589
Nicholas-Applegate Institutional Funds	127,843	—	—	127,843

Total Investments in Securities	$3,808,262	—	—	$3,808,262

Schedule of Investments

Allianz Global Investors Solutions 2020 Fund

August 31, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—15.2%
NACM Income & Growth	15,911	$176,609
NFJ Dividend Value	13,574	131,401
NFJ International Value	2,222	37,837
NFJ Small-Cap Value	3,400	75,659
OCC Growth (c)	2,592	55,231
RCM Global Resources	4,481	58,610

Total Allianz Funds (cost—$460,425)		535,347

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—6.3%
RCM Disciplined Equity	7,303	98,806
RCM International Opportunities	10,491	122,113

Total Allianz Funds Multi-Strategy Trust (cost—$172,048)		220,919

EXCHANGE-TRADED FUNDS—6.6%
iShares Barclays TIPS Bond Fund	1,139	115,905
SPDR Barclays Capital TIPS ETF	2,314	116,070

Total Exchange-Traded Funds (cost—$228,313)		231,975

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—5.4%
Emerging Markets	5,091	39,052
International Growth Opportunities (c)	4,113	102,988
International Systematic	5,378	50,392

Total Nicholas-Applegate Institutional Funds (cost—$153,813)		192,432

PIMCO FUNDS (a)(b)—67.0%
Commodity RealReturn Strategy	19,836	149,761
Diversified Income	12,819	128,449
Foreign Bond (U.S. Dollar-Hedged)	12,222	123,440
Income	18,113	172,617
Investment Grade Corporate Bond	8,216	89,882
Real Return	79,071	830,244
RealEstateRealReturn Strategy (c)	30,662	114,369
Short-Term	19,979	195,398
Total Return	51,417	554,272

Total PIMCO Funds (cost—$2,149,907)		2,358,432

Total Investments (cost—$3,164,506)—100.5%		3,539,105

Liabilities in excess of other assets—(0.5)%		(16,719)

Net Assets—100.0%		$3,522,386

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Glossary:

ETF—Exchange-Traded Fund

TIPS—US Treasury Inflation Protected Securities

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period December 29, 2008 (commencement of operations) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
PIMCO Funds	$2,358,432	—	—	$2,358,432
Allianz Funds	535,347	—	—	535,347
Exchange-Traded Funds	231,975	—	—	231,975
Allianz Funds Multi-Strategy Trust	220,919	—	—	220,919
Nicholas-Applegate Institutional Funds	192,432	—	—	192,432

Total Investments in Securities	$3,539,105	—	—	$3,539,105

Schedule of Investments

Allianz Global Investors Solutions 2030 Fund

August 31, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—21.8%
NACM Growth	9,453	$105,974
NACM Income & Growth	16,409	182,137
NFJ Dividend Value	15,191	147,043
NFJ International Value	6,666	113,527
NFJ Small-Cap Value	6,057	134,768
OCC Growth (c)	3,456	73,648
RCM Global Resources	5,708	74,659

Total Allianz Funds (cost—$712,396)		831,756

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—10.7%
RCM Disciplined Equity	18,111	245,037
RCM International Opportunities	13,985	162,790

Total Allianz Funds Multi-Strategy Trust (cost—$321,093)		407,827

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—15.6%
Emerging Markets	27,676	212,270
International Growth Opportunities (c)	7,252	181,598
International Systematic	7,267	68,088
U.S. Emerging Growth (c)	13,896	134,377

Total Nicholas-Applegate Institutional Funds (cost—$457,140)		596,333

PIMCO FUNDS (a)(b)—51.1%
Commodity RealReturn Strategy	23,992	181,137
Diversified Income	15,529	155,602
Emerging Markets Bond	14,923	146,997
Foreign Bond (U.S. Dollar-Hedged)	11,935	120,540
Investment Grade Corporate Bond	12,314	134,720
Real Return	42,054	441,564
RealEstateRealReturn Strategy (c)	41,958	156,503
Total Return	56,687	611,086

Total PIMCO Funds (cost—$1,745,761)		1,948,149

Total Investments (cost—$3,236,390)—99.2%		3,784,065

Other assets less liabilities—0.8%		30,196

Net Assets—100.0%		$3,814,261

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period December 29, 2008 (commencement of operations) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
PIMCO Funds	$1,948,149	—	—	$1,948,149
Allianz Funds	831,756	—	—	831,756
Nicholas-Applegate Institutional Funds	596,333	—	—	596,333
Allianz Funds Multi-Strategy Trust	407,827	—	—	407,827

Total Investments in Securities	$3,784,065	—	—	$3,784,065

Schedule of Investments

Allianz Global Investors Solutions 2040 Fund

August 31, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—38.4%
NACM Growth	13,550	$151,896
NACM Income & Growth	25,525	283,329
NFJ Dividend Value	27,113	262,450
NFJ International Value	14,569	248,112
NFJ Small-Cap Value	10,046	223,525
OCC Growth (c)	9,505	202,548
RCM Global Resources	5,669	74,147

Total Allianz Funds (cost—$1,238,829)		1,446,007

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—12.6%
RCM Disciplined Equity	19,279	260,850
RCM International Opportunities	18,254	212,470

Total Allianz Funds Multi-Strategy Trust (cost—$381,934)		473,320

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—20.1%
Emerging Markets	34,194	262,271
International Growth Opportunities (c)	8,373	209,663
International Systematic	9,321	87,332
U.S. Emerging Growth (c)	20,436	197,618

Total Nicholas-Applegate Institutional Funds (cost—$578,557)		756,884

PIMCO FUNDS (a)(b)—29.2%
Commodity RealReturn Strategy	41,172	310,850
Diversified Income	20,224	202,642
Emerging Markets Bond	21,766	214,391
Investment Grade Corporate Bond	17,599	192,538
RealEstateRealReturn Strategy (c)	47,203	176,068

Total PIMCO Funds (cost—$932,445)		1,096,489

Total Investments (cost—$3,131,765)—100.3%		3,772,700

Liabilities in excess of other assets—(0.3)%		(10,231)

Net Assets—100.0%		$3,762,469

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period December 29, 2008 (commencement of operations) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Allianz Funds	$1,446,007	—	—	$1,446,007
PIMCO Funds	1,096,489	—	—	1,096,489
Nicholas-Applegate Institutional Funds	756,884	—	—	756,884
Allianz Funds Multi-Strategy Trust	473,320	—	—	473,320

Total Investments in Securities	$3,772,700	—	—	$3,772,700

Schedule of Investments

Allianz Global Investors Solutions 2050 Fund

August 31, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—38.1%
NACM Growth	13,550	$151,896
NACM Income & Growth	25,525	283,329
NFJ Dividend Value	27,261	263,887
NFJ International Value	14,690	250,161
NFJ Small-Cap Value	10,046	223,525
OCC Growth (c)	9,332	198,868
RCM Global Resources	5,654	73,951

Total Allianz Funds (cost—$1,238,092)		1,445,617

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—13.0%
RCM Disciplined Equity	20,750	280,757
RCM International Opportunities	18,479	215,094

Total Allianz Funds Multi-Strategy Trust (cost—$400,195)		495,851

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—19.8%
Emerging Markets	33,211	254,724
International Growth Opportunities (c)	8,373	209,663
International Systematic	9,441	88,465
U.S. Emerging Growth (c)	20,436	197,618

Total Nicholas-Applegate Institutional Funds (cost—$573,042)		750,470

PIMCO FUNDS (a)(b)—29.0%
Commodity RealReturn Strategy	40,599	306,524
Diversified Income	20,179	202,189
Emerging Markets Bond	21,766	214,391
Investment Grade Corporate Bond	17,692	193,556
RealEstateRealReturn Strategy (c)	49,699	185,378

Total PIMCO Funds (cost—$934,448)		1,102,038

Total Investments (cost—$3,145,777)—99.9%		3,793,976

Other assets less liabilities—0.1%		2,567

Net Assets—100.0%		$3,796,543

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period December 29, 2008 (commencement of operations) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Allianz Funds	$1,445,617	—	—	$1,445,617
PIMCO Funds	1,102,038	—	—	1,102,038
Nicholas-Applegate Institutional Funds	750,470	—	—	750,470
Allianz Funds Multi-Strategy Trust	495,851	—	—	495,851

Total Investments in Securities	$3,793,976	—	—	$3,793,976

Schedule of Investments

Allianz Global Investors Solutions Core Allocation Fund

August 31, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—30.1%
NACM Growth	336,829	$3,775,853
NACM Income & Growth	790,920	8,779,218
NACM International	232,268	2,919,607
NFJ International Value	344,300	5,863,430
NFJ Large-Cap Value	810,120	9,527,010
NFJ Renaissance	310,826	4,102,908
NFJ Small-Cap Value	179,991	4,004,791
OCC Growth (c)	78,101	1,664,331
OCC Opportunity (c)	193,681	3,368,111
RCM Global Resources	268,171	3,507,672
RCM Large-Cap Growth	848,346	9,408,155

Total Allianz Funds (cost—$52,688,675)		56,921,086

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—6.3%
RCM Disciplined Equity	434,610	5,880,278
RCM International Opportunities	520,605	6,059,837

Total Allianz Funds Multi-Strategy Trust (cost—$10,431,118)		11,940,115

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—14.1%
Emerging Markets	1,334,965	10,239,179
International Growth Opportunities (c)	335,283	8,395,479
International Systematic	487,524	4,568,103
U.S. Emerging Growth (c)	350,638	3,390,675

Total Nicholas-Applegate Institutional Funds (cost—$23,619,879)		26,593,436

PIMCO FUNDS (a)(b)—49.4%
Commodity RealReturn Strategy	1,213,161	9,159,365
Diversified Income	709,155	7,105,733
Emerging Markets Bond	707,599	6,969,853
Foreign Bond (U.S. Dollar-Hedged)	541,084	5,464,952
Investment Grade Corporate Bond	613,052	6,706,788
Real Return	1,779,122	18,680,777
RealEstateRealReturn Strategy (c)	2,166,292	8,080,270
Short-Term	105,010	1,026,997
Total Return	2,792,813	30,106,523

Total PIMCO Funds (cost—$86,063,931)		93,301,258

	Principal Amount (000s)
Repurchase Agreement—0.2%
State Street Bank & Trust Co., dated 8/31/09, 0.08%, due 9/1/09, proceeds $306,001; collateralized by Fannie Mae, 6.00%, due 4/18/36, valued at $313,939 including accrued interest (cost—$306,000)	$306	306,000

Total Investments (cost—$173,109,603)—100.1%		189,061,895

Liabilities in excess of other assets—(0.1)%		(182,629)

Net Assets—100.0%		$188,879,266

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
PIMCO Funds	$93,301,258	—	—	$93,301,258
Allianz Funds	56,921,086	—	—	56,921,086
Nicholas-Applegate Institutional Funds	26,593,436	—	—	26,593,436
Allianz Funds Multi-Strategy Trust	11,940,115	—	—	11,940,115
Short-Term Investments	—	$306,000	—	306,000

Total Investments in Securities	$188,755,895	$306,000	—	$189,061,895

Schedule of Investments

Allianz Global Investors Solutions Growth Allocation Fund

August 31, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—38.0%
NACM Growth	13,465	$150,939
NACM Income & Growth	24,828	275,591
NFJ Dividend Value	26,613	257,616
NFJ International Value	14,338	244,177
NFJ Small-Cap Value	9,798	218,014
OCC Growth (c)	9,231	196,713
RCM Global Resources	5,645	73,829

Total Allianz Funds (cost—$1,197,452)		1,416,879

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—12.6%
RCM Disciplined Equity	19,285	260,928
RCM International Opportunities	17,965	209,115

Total Allianz Funds Multi-Strategy Trust (cost—$383,016)		470,043

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—20.1%
Emerging Markets	34,006	260,822
International Growth Opportunities (c)	8,491	212,624
International Systematic	8,818	82,627
U.S. Emerging Growth (c)	19,842	191,869

Total Nicholas-Applegate Institutional Funds (cost—$578,776)		747,942

PIMCO FUNDS (a)(b)—29.0%
Commodity RealReturn Strategy	41,856	316,013
Diversified Income	18,968	190,063
Emerging Markets Bond	21,436	211,145
Investment Grade Corporate Bond	17,317	189,441
RealEstateRealReturn Strategy (c)	46,560	173,669

Total PIMCO Funds (cost—$910,928)		1,080,331

Total Investments (cost—$3,070,172)—99.7%		3,715,195

Other assets less liabilities—0.3%		9,419

Net Assets—100.0%		$3,724,614

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period April 27, 2009 (commencement of operations) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Allianz Funds	$1,416,879	—	—	$1,416,879
PIMCO Funds	1,080,331	—	—	1,080,331
Nicholas-Applegate Institutional Funds	747,942	—	—	747,942
Allianz Funds Multi-Strategy Trust	470,043	—	—	470,043

Total Investments in Securities	$3,715,195	—	—	$3,715,195

Schedule of Investments

Allianz Global Investors Solutions Retirement Income Fund

August 31, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—12.3%
NACM Income & Growth	22,042	$244,667
NFJ Dividend Value	6,464	62,575
NFJ International Value	2,222	37,837
NFJ Small-Cap Value	2,455	54,615
RCM Global Resources	3,003	39,281

Total Allianz Funds (cost—$368,153)		438,975

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—3.9%
RCM Disciplined Equity	5,625	76,114
RCM International Opportunities	5,439	63,309

Total Allianz Funds Multi-Strategy Trust (cost—$110,442)		139,423

EXCHANGE-TRADED FUNDS—8.6%
iShares Barclays TIPS Bond Fund	1,493	151,928
SPDR Barclays Capital TIPS ETF	3,043	152,637

Total Exchange-Traded Funds (cost—$299,888)		304,565

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—2.1%
International Growth Opportunities (c)	1,610	40,317
International Systematic	3,786	35,476

Total Nicholas-Applegate Institutional Funds (cost—$64,904)		75,793

PIMCO FUNDS (a)(b)—71.7%
Commodity RealReturn Strategy	9,918	74,884
Diversified Income	7,326	73,403
Foreign Bond (U.S. Dollar-Hedged)	13,911	140,501
Income	25,962	247,414
Investment Grade Corporate Bond	6,582	72,006
Real Return	101,643	1,067,253
RealEstateRealReturn Strategy (c)	25,237	94,133
Short-Term	31,227	305,404
Total Return	44,748	482,382

Total PIMCO Funds (cost—$2,344,941)		2,557,380

Total Investments (cost—$3,188,328)—98.6%		3,516,136

Other assets less liabilities—1.4%		48,452

Net Assets—100.0%		$3,564,588

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Glossary:

ETF—Exchange-Traded Fund

TIPS—US Treasury Inflation Protected Securities

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period December 29, 2008 (commencement of operations) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
PIMCO Funds	$2,557,380	—	—	$2,557,380
Allianz Funds	438,975	—	—	438,975
Exchange-Traded Funds	304,565	—	—	304,565
Allianz Funds Multi-Strategy Trust	139,423	—	—	139,423
Nicholas-Applegate Institutional Funds	75,793	—	—	75,793

Total Investments in Securities	$3,516,136	—	—	$3,516,136

Schedule of Investments

Allianz NACM Global Equity 130/30 Fund

August 31, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—100.2%
Australia—4.8%
BHP Billiton Ltd.	830	$25,816
Incitec Pivot Ltd.	20,447	52,053
Rio Tinto Ltd.	1,176	55,896
Westpac Banking Corp.	2,456	50,444

		184,209

Belgium—2.6%
Anheuser-Busch InBev NV	1,158	50,068
Umicore	1,760	47,762

		97,830

Bermuda—1.0%
Allied World Assurance Co. Holdings Ltd.	800	37,064

Brazil—2.1%
Companhia Brasileira de Meios de Pagamento	5,000	43,614
Vale S.A. ADR	1,900	36,499

		80,113

Canada—1.3%
Barrick Gold Corp.	1,400	48,314

France—3.1%
BNP Paribas	341	27,495
Compagnie Generale des Etablissements Michelin, Class B	559	42,214
Gemalto NV (b)	1,190	49,599

		119,308

Germany—1.8%
Fresenius Medical Care AG & Co. KGaA	780	34,998
Morphosys AG (b)	1,500	33,728

		68,726

Hong Kong—4.5%
BOC Hong Kong Holdings Ltd.	21,000	41,942
Minth Group Ltd.	34,000	30,239
Shanghai Industrial Holdings Ltd.	10,000	48,095
Wharf Holdings Ltd.	12,000	53,474

		173,750

Israel—0.8%
Teva Pharmaceutical Industries Ltd. ADR	600	30,900

Japan—15.4%
Aisin Seiki Co., Ltd.	1,300	32,506
Bridgestone Corp.	3,000	54,749
Canon, Inc.	1,200	45,872
EPS Co., Ltd.	8	32,932
Fanuc Ltd.	500	40,702
Honda Motor Co., Ltd.	1,300	40,762
Kubota Corp.	5,000	41,284
Mitsubishi UFJ Financial Group, Inc.	6,900	43,865
Nomura Holdings, Inc.	4,900	43,420
Sony Corp.	1,700	45,614
Sumitomo Mitsui Financial Group, Inc.	1,049	45,071
Tokio Marine Holdings, Inc.	500	14,836
Toyota Motor Corp.	1,000	42,634
Ube Industries Ltd.	7,000	21,646
Yamada Denki Co., Ltd.	670	45,553

		591,446

Korea (Republic of)—2.1%
Hyundai Motor Co.	699	59,247
LG Electronics, Inc.	200	22,872

		82,119

Netherlands—1.3%
Koninklijke KPN NV	3,127	48,129

Singapore—2.4%
Singapore Exchange Ltd.	8,000	46,428
United Overseas Bank Ltd.	4,000	46,395

		92,823

Switzerland—4.8%
ACE Ltd.	700	36,526
Nestle S.A.	769	32,016
Roche Holdings AG	370	58,932
Syngenta AG	110	25,855
Transocean Ltd. (b)	400	30,336

		183,665

United Kingdom—7.5%
ARM Holdings PLC	22,629	47,827
BG Group PLC	2,209	36,243
British American Tobacco PLC	2,367	71,922
Diageo PLC	2,001	30,966
Imperial Tobacco Group PLC	1,078	30,236
Marks & Spencer Group PLC	8,256	45,416
Unilever PLC	859	23,473

		286,083

United States—44.7%
Abbott Laboratories	700	31,661
Altera Corp.	1,200	23,052
Amazon.com, Inc. (b)	200	16,238
Apple, Inc. (b)	400	67,284
Bank of America Corp.	1,500	26,385
Bank of New York Mellon Corp.	1,200	35,532
Best Buy Co., Inc.	500	18,140
Cisco Systems, Inc. (b)	1,100	23,760
Coca-Cola Co.	800	39,016
Corning, Inc.	2,500	37,700
Exelon Corp.	700	35,014

Schedule of Investments

Allianz NACM Global Equity 130/30 Fund

August 31, 2009 (unaudited)

	Shares	Value*
FPL Group, Inc.	500	$28,090
General Electric Co.	4,300	59,770
Hess Corp.	600	30,354
Hewlett-Packard Co.	550	24,689
Intel Corp.	1,100	22,352
International Business Machines Corp.	700	82,635
James River Coal Co. (b)	1,900	31,616
Johnson & Johnson	500	30,220
JPMorgan Chase & Co.	2,800	121,688
Kellogg Co.	600	28,254
Massey Energy Co.	2,700	73,116
MasterCard, Inc., Class A	100	20,263
McDonald’s Corp.	700	39,368
Microsoft Corp.	2,300	56,695
Monsanto Co.	400	33,552
National-Oilwell Varco, Inc. (b)	1,300	47,255
Northern Trust Corp.	1,350	78,921
Oracle Corp.	3,200	69,984
Praxair, Inc.	500	38,310
Precision Castparts Corp.	500	45,640
QUALCOMM, Inc.	900	41,778
Smart Balance, Inc. (b)	2,400	15,336
Target Corp.	700	32,900
Texas Instruments, Inc.	1,000	24,590
Thermo Fisher Scientific, Inc. (b)	1,500	67,815
URS Corp. (b)	500	21,615
Valero Energy Corp.	1,000	18,740
Walter Energy, Inc.	600	31,146
Wells Fargo & Co.	2,400	66,048
Xilinx, Inc.	1,900	42,256
XTO Energy, Inc.	900	34,740

		1,713,518

Total Common Stock (cost—$3,784,565)		3,837,997

PREFERRED STOCK—0.9%
Germany—0.9%
Porsche AG (cost—$47,006)	498	36,766

	Principal Amount (000s)
Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 8/31/09, 0.08%, due 9/1/09, proceeds $149,000; collateralized by Fannie Mae, 6.00%, due 4/18/36, valued at $154,309 including accrued interest (cost—$149,000)	$149	149,000

Total Investments (cost—$3,980,571) (a)—105.0%		4,023,763

Liabilities in excess of other assets—(5.0)%		(192,820)

Net Assets—100.0%		$3,830,943

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,872,176, representing 48.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Other Investments:

(A)	Futures contracts outstanding at August 31, 2009:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	E-mini MSCI EAFE Index	3	$224	9/18/09	$21,437
	E-mini S&P 500 Index	2	102	9/18/09	8,156
Short:	Dow Jones STOXX 50 Index	(2)	(80)	9/18/09	(7,765)
	E-mini Russell 1000 Index	(3)	(167)	9/18/09	(13,452)
	FTSE 100 Index	(1)	(80)	9/18/09	(8,161)

					$215

(B)	Total return swap contracts outstanding at August 31, 2009:

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation (Depreciation)
Pay	AU Optronics	2,678	0.15%	$(27,744)	6/22/10	Morgan Stanley	$1,099
	BJ Services	1,900		(26,353)			(5,227)
	Exxon Mobil	400		(26,620)			(1,210)
	Nordstrom	1,000		(27,000)			(1,207)
	Sepracor	1,520		(26,980)			(610)
	Terex	2,000		(29,060)			(3,903)
	Tiffany & Co.	900		(26,505)			(6,239)
	WellPoint	530		(28,461)			448
Receive	Celgene	475	0.15%	24,743	6/22/10	Morgan Stanley	32
	Chevron	400		26,636			1,605
	CIGNA	980		29,086			(252)
	General Electric	2,200		29,392			1,181
	Halliburton	1,200		27,192			1,361
	Taiwan Semiconductor Manufacturing	2,650		27,428			921
	Target	630		26,069			3,641
	Wal-Mart	540		27,848			(238)

							$(8,598)

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Common Stock:
Australia	$25,816	$158,393	—	$184,209
Belgium	—	97,830	—	97,830
France	—	119,308	—	119,308
Germany	—	68,726	—	68,726
Hong Kong	—	173,750	—	173,750
Japan	—	591,446	—	591,446
Korea (Republic of)	—	82,119	—	82,119
Netherlands	—	48,129	—	48,129
Singapore	—	92,823	—	92,823
Switzerland	66,862	116,803	—	183,665
United Kingdom	—	286,083	—	286,083
All Other	1,909,909	—	—	1,909,909
Preferred Stock	—	36,766	—	36,766
Short-Term Investments	—	149,000	—	149,000

Total Investments in Securities - Assets	$2,002,587	$2,021,176	—	$4,023,763

Investments in Securities - Liabilities
Other Financial Instruments*	$215	$(8,598)	—	$(8,383)

Total Investments in Securities	$2,002,802	$2,012,578	—	$4,015,380

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts and total return swap contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

Disclosures about Derivative Instruments and Hedging Activities-FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activies” (“FAS 161”) distinguishes between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Fund reflects derivatives at fair value and such do not qualify for FAS 161 hedge accounting treatment. The derivative instruments outstanding as of August 31, 2009 as disclosed in Other Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument.

Derivatives Fair Value
Equity contracts	$(8,383)

Schedule of Investments

Allianz NACM International Growth Fund

August 31, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—94.5%
Australia—6.1%
BHP Billiton Ltd.	2,284	$71,040
CSL Ltd.	2,006	54,521
Incitec Pivot Ltd.	38,312	97,534
Rio Tinto Ltd.	2,009	95,488
Westpac Banking Corp.	4,046	83,101
WorleyParsons Ltd.	1,889	45,522

		447,206

Belgium—2.2%
Anheuser-Busch InBev NV	1,928	83,360
Umicore	2,900	78,700

		162,060

Brazil—2.9%
Companhia Brasileira de Meios de Pagamento	6,600	57,571
Petroleo Brasileiro S.A. ADR	1,700	67,388
Vale S.A. ADR	4,300	82,603

		207,562

Canada—1.1%
Barrick Gold Corp.	2,400	82,824

China—2.3%
China Yurun Food Group Ltd.	22,000	38,117
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	16,000	43,382
Tencent Holdings Ltd.	2,800	41,777
ZTE Corp.	9,400	43,866

		167,142

France—7.9%
Alstom S.A.	1,072	75,590
BNP Paribas	1,587	127,962
Compagnie Generale des Etablissements Michelin, Class B	949	71,665
Electricite de France S.A.	292	15,332
France Telecom S.A.	1,100	27,975
Gaz De France	1,296	54,780
Gemalto NV (b)	2,041	85,068
Total S.A.	2,033	116,653

		575,025

Germany—6.5%
BAYER AG	1,183	72,749
E.ON AG	966	40,931
Fielmann AG	459	29,603
Fresenius Medical Care AG & Co. KGaA	2,971	133,308
Rhoen Klinikum AG	2,656	59,812
SAP AG	1,549	75,634
Siemens AG	703	61,074

		473,111

Hong Kong—5.3%
BOC Hong Kong Holdings Ltd.	35,000	69,904
Hengan International Group Co., Ltd.	5,000	27,750
Hong Kong Electric Holdings Ltd.	9,500	53,107
Huabao International Holdings Ltd.	25,000	25,993
Minth Group Ltd.	44,000	39,132
Shanghai Industrial Holdings Ltd.	17,000	81,762
Wharf Holdings Ltd.	20,000	89,123

		386,771

Ireland—0.7%
ICON PLC ADR (b)	2,400	51,888

Israel—0.7%
Teva Pharmaceutical Industries Ltd. ADR	1,000	51,500

Italy—1.5%
Saipem SpA	4,102	110,267

Japan—21.8%
Aisin Seiki Co., Ltd.	2,200	55,010
Bridgestone Corp.	4,000	72,998
Canon, Inc.	2,000	76,453
East Japan Railway Co.	1,100	71,835
Fanuc Ltd.	800	65,123
Honda Motor Co., Ltd.	2,300	72,118
Japan Steel Works Ltd.	2,600	32,266
JFE Holdings, Inc. (b)	1,800	62,819
Kubota Corp.	9,000	74,310
Mitsubishi Electric Corp.	7,100	52,757
Mitsubishi Estate Co., Ltd.	4,100	67,810
Mitsubishi UFJ Financial Group, Inc.	17,800	113,159
Mizuho Financial Group, Inc.	17,800	43,306
Nippon Sheet Glass Co., Ltd.	10,000	34,951
Nomura Holdings, Inc.	8,100	71,776
NSK Ltd.	6,000	39,201
Panasonic Corp.	3,000	47,887
Sony Corp.	2,800	75,129
Sumitomo Mitsui Financial Group, Inc.	1,739	74,718
Tokio Marine Holdings, Inc.	1,400	41,541
Tokyo Electric Power Co., Inc.	2,600	67,727
Toyota Motor Corp.	3,000	127,903
Ube Industries Ltd.	12,000	37,107
Unicharm Corp.	400	35,838
Yamada Denki Co., Ltd.	1,120	76,148

		1,589,890

Korea (Republic of)—1.9%
Hyundai Motor Co.	1,206	102,220
LG Electronics, Inc.	330	37,739

		139,959

Schedule of Investments

Allianz NACM International Growth Fund

August 31, 2009 (unaudited)

	Shares	Value*
Netherlands—2.9%
ING Groep NV (b)	6,305	$95,066
Koninklijke KPN NV	7,505	115,513

		210,579

Singapore—2.7%
DBS Group Holdings Ltd.	6,000	52,690
Singapore Exchange Ltd.	13,000	75,445
United Overseas Bank Ltd.	6,000	69,592

		197,727

Spain—0.9%
Iberdrola S.A.	3,854	35,784
Telefonica S.A.	1,279	32,339

		68,123

Switzerland—9.7%
ACE Ltd.	2,000	104,360
Credit Suisse Group AG	1,510	77,039
Julius Baer Holding AG	402	20,500
Nestle S.A.	3,138	130,644
Roche Holdings AG	1,156	184,123
Syngenta AG	364	85,556
Transocean Ltd. (b)	600	45,504
UBS AG (b)	3,223	59,333

		707,059

United Kingdom—17.4%
ARM Holdings PLC	38,761	81,922
BG Group PLC	5,024	82,430
BP PLC	8,234	70,570
British American Tobacco PLC	5,852	177,815
Diageo PLC	6,001	92,866
HSBC Holdings PLC	13,621	146,388
Imperial Tobacco Group PLC	3,043	85,351
Marks & Spencer Group PLC	14,393	79,175
Reckitt Benckiser Group PLC	2,002	92,568
Royal Dutch Shell PLC, Class A	1,269	35,099
SSL International PLC	4,116	37,265
Standard Chartered PLC	7,000	157,685
Unilever PLC	2,042	55,800
Vodafone Group PLC	34,995	75,723

		1,270,657

Total Common Stock (cost—$5,832,188)		6,899,350

PREFERRED STOCK—1.4%
Brazil—1.4%
Usinas Siderurgicas de Minas Gerais S.A. (cost—$56,713)	4,300	101,072

	Principal Amount (000s)
Repurchase Agreement—3.7%
State Street Bank & Trust Co., dated 8/31/09, 0.08%, due 9/1/09, proceeds $273,001; collateralized by Fannie Mae, 6.00%, due 4/18/36, valued at $282,013 including accrued interest (cost—$273,000)	$273	273,000

Total Investments (cost—$6,161,901) (a)—99.6%		7,273,422

Other assets less liabilities—0.4%		30,119

Net Assets—100.0%		$7,303,541

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $6,256,697, representing 85.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period January 30, 2009 (date of re-organization) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Common Stock:
Australia	$71,040	$376,166	—	$447,206
Brazil	207,562	—	—	207,562
Canada	82,824	—	—	82,824
France	27,975	547,050	—	575,025
Ireland	51,888	—	—	51,888
Israel	51,500	—	—	51,500
Switzerland	149,864	557,195	—	707,059
All Other	—	4,776,286	—	4,776,286
Preferred Stock	101,072	—	—	101,072
Short-Term Investments	—	273,000	—	273,000

Total Investments in Securities	$743,725	$6,529,697	—	$7,273,422

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

August 31, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—97.9%
Australia—3.9%
Amcor Ltd.	11,200	$54,499
BHP Billiton Ltd.	1,800	55,986

		110,485

Belgium—3.6%
Delhaize Group S.A.	800	53,649
Fortis NV (b)	11,400	48,632

		102,281

Bermuda—3.9%
Axis Capital Holding Ltd.	1,800	54,864
RenaissanceRe Holdings Ltd.	1,000	54,450

		109,314

Brazil—4.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,700	62,220
Tele Norte Leste Participacoes S.A. ADR	3,500	55,790

		118,010

Canada—4.1%
Toronto-Dominion Bank	1,000	61,680
TransCanada Corp.	1,800	53,424

		115,104

China—1.7%
China Mobile Ltd. ADR	1,000	49,220

Colombia—2.0%
BanColombia S.A. ADR	1,600	56,864

France—6.0%
Sanofi-Aventis S.A.	800	54,470
Total S.A.	2,000	114,760

		169,230

Germany—2.2%
Siemens AG	700	60,813

Korea (Republic of)—6.6%
POSCO	200	73,390
SK Telecom Co., Ltd.	800	111,813

		185,203

Netherlands—2.0%
Royal Dutch Shell PLC, Class A	2,000	55,471

Spain—4.3%
Banco Bilbao Vizcaya Argentaria S.A.	3,400	60,450
Banco Santander S.A.	3,900	60,041

		120,491

Turkey—2.0%
Turkcell Iletisim Hizmet AS ADR	3,500	56,385

United Kingdom—7.8%
AstraZeneca PLC	1,200	55,685
Diageo PLC	3,500	54,163
Pearson PLC	4,600	55,956
Unilever PLC	2,000	54,652

		220,456

United States—43.6%
Altria Group, Inc.	6,100	111,508
Annaly Capital Management, Inc.	6,400	110,976
Boeing Co.	2,400	119,208
CenturyTel, Inc.	1,707	55,017
ConocoPhillips	1,200	54,036
Diamond Offshore Drilling, Inc.	600	53,652
Edison International	1,600	53,456
Home Depot, Inc.	2,100	57,309
International Business Machines Corp.	500	59,025
KBR, Inc.	2,500	56,625
Kimberly-Clark Corp.	900	54,414
Marathon Oil Corp.	1,700	52,479
Medtronic, Inc.	1,400	53,620
Microsoft Corp.	2,300	56,695
Pfizer, Inc.	3,400	56,780
V.F. Corp.	1,700	118,252
Waste Management, Inc.	1,700	50,881
Xerox Corp.	6,600	57,090

		1,231,023

Total Investments (cost—$2,497,232) (a)—97.9%		2,760,350

Other assets less liabilities—2.1%		59,797

Net Assets—100.0%		$2,820,147

Notes to Schedule of Investments

(a)	Securities with an aggregate value of $968,444, representing 34.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period June 26, 2009 (commencement of operations) through August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Common Stock:
Australia	$55,986	$54,499	—	$110,485
Belgium	—	102,281	—	102,281
France	—	169,230	—	169,230
Germany	—	60,813	—	60,813
Korea (Republic of)	—	185,203	—	185,203
Netherlands	—	55,471	—	55,471
Spain	—	120,491	—	120,491
United Kingdom	—	220,456	—	220,456
All Other	1,735,920	—	—	1,735,920

Total Investments in Securities	$1,791,906	$968,444	—	$2,760,350

Schedule of Investments

Allianz RCM All Horizons Fund

August 31, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—95.9%
Australia—9.6%
BHP Billiton Ltd.	958	$29,797
CSL Ltd.	1,542	41,910
National Australia Bank Ltd.	2,594	62,415
White Energy Co., Ltd. (b)	12,138	27,813

		161,935

Belgium—1.3%
Hansen Transmissions International NV (b)	10,096	22,119

Canada—6.9%
Canadian Natural Resources Ltd.	598	34,255
Loblaw Cos. Ltd.	1,091	33,136
Potash Corp. of Saskatchewan, Inc.	562	49,888

		117,279

China—3.2%
China Life Insurance Co., Ltd.	13,000	54,766

Denmark—2.9%
Vestas Wind Systems A/S (b)	679	48,726

France—2.0%
Eutelsat Communications (b)	1,286	34,436

Germany—2.3%
BASF SE	731	38,203

Hong Kong—1.1%
CNOOC Ltd.	14,000	18,220

Japan—3.2%
Nintendo Co., Ltd.	200	54,205

Luxembourg—2.0%
ArcelorMittal	967	34,584

Mexico—2.9%
America Movil SAB de C.V. ADR, Class L	1,100	49,665

Switzerland—4.0%
Credit Suisse Group AG	725	36,989
Weatherford International Ltd. (b)	1,512	30,164

		67,153

United Kingdom—9.4%
AstraZeneca PLC	1,102	51,138
BG Group PLC	2,526	41,444
Inmarsat PLC	3,610	30,464
Tullow Oil PLC	2,093	36,448

		159,494

United States—45.1%
Abercrombie & Fitch Co., Class A	1,130	36,488
Amgen, Inc. (b)	787	47,015
Cisco Systems, Inc. (b)	1,601	34,582
Corning, Inc.	2,112	31,849
Freeport-McMoRan Copper & Gold, Inc.	602	37,914
Goldman Sachs Group, Inc.	389	64,364
Hewlett-Packard Co.	1,187	53,284
Intel Corp.	2,605	52,934
JPMorgan Chase & Co.	938	40,765
Kohl’s Corp. (b)	1,040	53,654
Lowe’s Cos., Inc.	1,412	30,358
Marathon Oil Corp.	1,039	32,074
Philip Morris International, Inc.	1,351	61,754
Prudential Financial, Inc.	1,315	66,513
QUALCOMM, Inc.	1,008	46,791
SunTrust Banks, Inc.	1,771	41,388
Thermo Fisher Scientific, Inc. (b)	744	33,636

		765,363

Total Common Stock (cost—$1,451,656)		1,626,148

	Principal Amount (000s)
Repurchase Agreement—17.1%
State Street Bank & Trust Co., dated 8/31/09, 0.08%, due 9/1/09, proceeds $290,001; collateralized by Fannie Mae, 6.00%, due 4/18/36, valued at $297,976 including accrued interest (cost—$290,000)	$290	290,000

Total Investments (cost—$1,741,656) (a)—113.0%		1,916,148

Liabilities in excess of other assets—(13.0)%		(220,229)

Net Assets—100.0%		$1,695,919

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $633,880, representing 37.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Common Stock:
Australia	$29,797	$132,138	—	$161,935
Belgium	—	22,119	—	22,119
China	—	54,766	—	54,766
Denmark	—	48,726	—	48,726
France	—	34,436	—	34,436
Germany	—	38,203	—	38,203
Hong Kong	—	18,220	—	18,220
Japan	—	54,205	—	54,205
Luxembourg	—	34,584	—	34,584
Switzerland	30,164	36,989	—	67,153
United Kingdom	—	159,494	—	159,494
All Other	932,307	—	—	932,307
Short-Term Investments	—	290,000	—	290,000

Total Investments in Securities	$992,268	$923,880	—	$1,916,148

Schedule of Investments

Allianz RCM Disciplined Equity Fund

August 31, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—98.9%
Aerospace & Defense—7.7%
Boeing Co.	7,420	$368,551
L-3 Communications Holdings, Inc.	2,560	190,464
Lockheed Martin Corp.	3,340	250,433
Raytheon Co.	2,260	106,627

		916,075

Beverages—2.2%
PepsiCo, Inc.	4,580	259,549

Biotechnology—6.0%
Amgen, Inc. (a)	4,280	255,687
Genzyme Corp. (a)	4,340	241,782
Gilead Sciences, Inc. (a)	4,720	212,683

		710,152

Capital Markets—0.8%
Legg Mason, Inc.	3,260	93,758

Chemicals—2.2%
Air Products & Chemicals, Inc.	3,550	266,356

Communications Equipment—2.7%
Cisco Systems, Inc. (a)	14,970	323,352

Computers & Peripherals—6.7%
Apple, Inc. (a)	3,360	565,186
EMC Corp. (a)	14,750	234,525

		799,711

Diversified Financial Services—3.9%
Bank of America Corp.	10,690	188,037
JPMorgan Chase & Co.	6,450	280,317

		468,354

Diversified Telecommunication Services—3.6%
AT&T, Inc.	8,730	227,417
Verizon Communications, Inc.	6,480	201,139

		428,556

Electronic Equipment, Instruments & Components—3.8%
Corning, Inc.	19,150	288,782
FLIR Systems, Inc. (a)	7,260	167,125

		455,907

Energy Equipment & Services—8.7%
Cameron International Corp. (a)	7,110	253,898
National-Oilwell Varco, Inc. (a)	7,230	262,811
Schlumberger Ltd.	5,000	281,000
Weatherford International Ltd. (a)	12,000	239,400

		1,037,109

Food & Staples Retailing—4.4%
Walgreen Co.	5,960	201,925
Wal-Mart, Morgan Stanley	6,400	325,568

		527,493

Food Products—0.4%
Archer-Daniels-Midland Co.	1,500	43,245

Health Care Equipment & Supplies—5.4%
Medtronic, Inc.	7,640	292,612
Varian Medical Systems, Inc. (a)	8,240	354,897

		647,509

Hotels, Restaurants & Leisure—3.2%
Starbucks Corp. (a)	17,700	336,123
Starwood Hotels & Resorts Worldwide, Inc.	1,450	43,181

		379,304

Household Products—3.0%
Procter & Gamble Co.	6,600	357,126

Industrial Conglomerates—2.4%
Halliburton, Morgan Stanley	20,410	283,699

Insurance—2.6%
Chubb Corp.	2,980	147,182
MetLife, Inc.	4,290	161,991

		309,173

Internet Software & Services—1.3%
eBay, Inc. (a)	7,160	158,522

Machinery—2.6%
Caterpillar, Inc.	6,910	313,092

Media—1.5%
Omnicom Group, Inc.	4,790	173,973

Metals & Mining—2.7%
Alcoa, Inc.	7,400	89,170
Freeport-McMoRan Copper & Gold, Inc. (a)	3,590	226,098

		315,268

Oil, Gas & Consumable Fuels—4.2%
Chevron, Morgan Stanley	4,290	300,042
ConocoPhillips	2,830	127,435
XTO Energy, Inc.	2,000	77,200

		504,677

Pharmaceuticals—6.4%
Johnson & Johnson	9,690	585,663
Pfizer, Inc.	10,920	182,364

		768,027

Semiconductors & Semiconductor Equipment—4.4%
Intel Corp.	14,000	284,480
Texas Instruments, Inc.	9,830	241,720

		526,200

Schedule of Investments

Allianz RCM Disciplined Equity Fund

August 31, 2009 (unaudited)

	Shares	Value*
Software—6.1%
Adobe Systems, Inc. (a)	8,290	$260,472
Autodesk, Inc. (a)	8,960	209,933
Intuit, Inc. (a)	9,090	252,429

		722,834

Total Common Stock (cost—$10,914,448)		11,789,021

	Principal Amount (000s)
Repurchase Agreement—2.8%
State Street Bank & Trust Co., dated 8/31/09, 0.08%, due 9/1/09, proceeds $337,001; collateralized by Fannie Mae, 6.00%, due 4/18/36, valued at $345,865 including accrued interest (cost—$337,000)	$337	337,000

Total Investments (cost—$11,251,448)—101.7%		12,126,021

Liabilities in excess of other assets—(1.7)%		(204,627)

Net Assets—100.0%		$11,921,394

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Common Stock	$11,789,021	—	—	$11,789,021
Short-Term Investments	—	$337,000	—	337,000

Total Investments in Securities	$11,789,021	$337,000	—	$12,126,021

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

August 31, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—95.3%
Australia—3.5%
Sims Metal Management Ltd.	182,590	$3,530,580

Austria—1.8%
Andritz AG	39,454	1,798,632

Canada—0.7%
Stantec, Inc. (b)	29,497	763,055

Cayman Islands—1.6%
Suntech Power Holdings Co., Ltd. ADR (b)	112,400	1,597,204

Denmark—11.2%
Novozymes A/S, Class B	35,757	3,070,079
Vestas Wind Systems A/S (b)	115,878	8,315,573

		11,385,652

Finland—1.7%
Fortum Oyj	25,780	674,982
Outotec Oyj	37,024	1,078,695

		1,753,677

France—10.4%
Alstom S.A.	22,514	1,587,532
Bureau Veritas S.A.	31,595	1,597,187
EDF Energies Nouvelles S.A.	41,610	1,871,073
Suez Environnement Co.	270,562	5,575,649

		10,631,441

Germany—4.2%
GEA Group AG	67,921	1,206,354
Rational AG	5,344	707,877
Siemens AG	14,861	1,291,069
Wacker Chemie AG	8,975	1,084,698

		4,289,999

Hong Kong—1.3%
Guangdong Investment Ltd.	2,620,000	1,336,048

Italy—1.2%
Hera SpA	483,023	1,194,848

Japan—4.6%
East Japan Railway Co.	14,800	966,514
Horiba Ltd.	36,900	835,130
Kurita Water Industries Ltd.	85,900	2,862,029

		4,663,673

Netherlands—1.0%
Arcadis NV	52,542	984,987

Philippines—2.0%
Energy Development Corp.	14,184,475	1,303,916
Mainla Water Co., Inc.	2,384,800	755,851

		2,059,767

Portugal—1.6%
Energias de Portugal S.A.	383,502	1,660,741

Spain—11.1%
EDP Renovaveis S.A. (b)	88,766	882,339
Gamesa Corp. Tecnologica S.A.	245,305	5,384,770
Iberdrola Renovables S.A.	1,095,044	5,032,359

		11,299,468

Switzerland—1.1%
ABB Ltd. (b)	56,335	1,084,944

United Kingdom—8.1%
Arriva PLC	66,317	508,753
Aveva Group PLC	110,268	1,498,631
Centrica PLC	225,985	923,566
Ceres Power Holdings PLC (b)	207,242	697,569
eaga PLC	362,509	757,491
RPS Group PLC	436,933	1,417,242
Spectris PLC	129,356	1,470,208
Spice PLC	832,494	963,418

		8,236,878

United States—28.0%
Covanta Holding Corp. (b)	173,433	3,104,451
Danaher Corp.	19,836	1,204,243
Donaldson Co., Inc.	21,987	826,052
ESCO Technologies, Inc. (b)	21,357	791,490
First Solar, Inc. (b)	28,689	3,488,009
FPL Group, Inc.	37,322	2,096,750
Itron, Inc. (b)	21,474	1,176,560
ITT Corp.	28,897	1,447,162
Monsanto Co.	9,529	799,292
Nalco Holding Co.	138,400	2,477,360
Ormat Technologies, Inc.	20,742	747,956
Pall Corp.	41,114	1,222,319
Stericycle, Inc. (b)	107,730	5,334,790
Tetra Tech, Inc. (b)	78,342	2,314,223
Thermo Fisher Scientific, Inc. (b)	33,842	1,529,997

		28,560,654

Virgin Islands—0.2%
Renesola Ltd. (b)	63,364	179,558

Total Common Stock (cost—$109,516,836)		97,011,806

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

August 31, 2009 (unaudited)

	Principal Amount (000s)	Value*
Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 8/31/09, 0.08%, due 9/1/09, proceeds $3,623,008; collateralized by Fannie Mae, 4.075%, due 1/15/13, valued at $3,698,062 including accrued interest (cost—$3,623,000)	$3,623	$3,623,000

Total Investments (cost—$113,139,836) (a)—98.8%		100,634,806

Other assets less liabilities—1.2%		1,188,141

Net Assets—100.0%		$101,822,947

Notes to Schedule of Investments

(a)	Securities with an aggregate value of $66,090,893, representing 64.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Common Stock:
Canada	$763,055	—	—	$763,055
Cayman Islands	1,597,204	—	—	1,597,204
United States	28,560,654	—	—	28,560,654
All Other	—	$66,090,893	—	66,090,893
Short-Term Investments	—	3,623,000	—	3,623,000

Total Investments in Securities	$30,920,913	$69,713,893	—	$100,634,806

Schedule of Investments

Allianz RCM Global Water Fund

August 31, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—93.2%
Austria—5.5%
Andritz AG	67,081	$3,058,093

Brazil—2.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	30,854	1,129,256

Canada—1.0%
Stantec, Inc. (b)	21,928	567,254

France—13.4%
Suez Environnement Co.	95,600	1,970,092
Veolia Environnement	157,838	5,467,421

		7,437,513

Hong Kong—1.8%
Guangdong Investment Ltd.	1,949,810	994,290

Italy—3.9%
ACEA SpA	44,059	538,270
Hera SpA	651,832	1,612,428

		2,150,698

Japan—4.6%
Kurita Water Industries Ltd.	77,000	2,565,498

Netherlands—2.0%
Arcadis NV	58,293	1,092,800

Singapore—0.6%
Epure International Ltd.	825,000	341,217

Switzerland—6.0%
Geberit AG	21,377	3,295,944

United Kingdom—17.3%
Halma PLC	351,625	1,122,395
Northumbrian Water Group PLC	290,659	1,116,435
Pennon Group PLC	261,342	1,954,192
RPS Group PLC	161,497	523,834
Severn Trent PLC	134,598	2,136,145
United Utilities Group PLC	368,896	2,707,288

		9,560,289

United States—35.1%
American States Water Co.	12,240	404,165
American Water Works Co., Inc.	28,697	576,810
Aqua America, Inc.	98,081	1,652,665
Arch Chemicals, Inc.	32,285	943,368
California Water Service Group	13,540	503,959
Danaher Corp.	33,998	2,064,018
IDEX Corp.	83,942	2,219,426
ITT Corp.	75,816	3,796,865
Nalco Holding Co.	111,012	1,987,115
Pentair, Inc.	37,063	1,049,995
Tetra Tech, Inc. (b)	45,977	1,358,161
Valmont Industries, Inc.	7,350	605,125
Watts Water Technologies, Inc., Class A	74,009	2,232,851

		19,394,523

Total Common Stock (cost—$59,721,054)		51,587,375

	Principal Amount (000s)
Repurchase Agreement—7.7%
State Street Bank & Trust Co., dated 8/31/09, 0.08%, due 9/1/09, proceeds $4,237,009; collateralized by Fannie Mae, 4.15%, due 12/17/18, valued at $4,321,850 including accrued interest (cost—$4,237,000)	$4,237	4,237,000

Total Investments (cost—$63,958,054) (a)—100.9%		55,824,375

Liabilities in excess of other assets—(0.9)%		(487,858)

Net Assets—100.0%		$55,336,517

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $30,496,342, representing 55.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Common Stock:
Brazil	$1,129,256	—	—	$1,129,256
Canada	567,254	—	—	567,254
United States	19,394,523	—	—	19,394,523
All Other	—	$30,496,342	—	30,496,342
Short-Term Investments	—	4,237,000	—	4,237,000

Total Investments in Securities	$21,091,033	$34,733,342	—	$55,824,375

Schedule of Investments

Allianz RCM International Opportunities Fund

August 31, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—99.3%
Australia—3.1%
Australia & New Zealand Banking Group Ltd.	8,680	$155,935
QBE Insurance Group Ltd.	8,658	167,315

		323,250

Belgium—2.0%
Anheuser-Busch InBev NV	4,656	201,309

Brazil—3.8%
Itau Unibanco Holding S.A. ADR	11,770	197,147
Petroleo Brasileiro S.A. ADR	4,900	194,236

		391,383

China—1.0%
China Life Insurance Co., Ltd.	25,000	105,318

Denmark—1.6%
Novo Nordisk A/S, Class B	2,639	161,003

Finland—1.0%
Nokia Oyj	7,116	99,893

France—13.5%
Air Liquide S.A.	733	78,407
BNP Paribas	4,367	352,119
LVMH Moet Hennessy Louis Vuitton S.A.	2,414	231,477
Total S.A.	5,930	340,261
Vinci S.A.	4,222	227,249
Vivendi	5,841	166,734

		1,396,247

Germany—6.7%
BASF SE	3,052	159,500
BAYER AG	1,904	117,087
E.ON AG	3,865	163,767
K&S AG	1,032	52,468
Muenchener Rueckversicherungs AG	1,335	199,482

		692,304

Hong Kong—0.7%
China Mobile Ltd.	7,000	68,733

Israel—0.8%
Teva Pharmaceutical Industries Ltd. ADR	1,500	77,250

Italy—1.4%
Saipem SpA	5,508	148,062

Japan—20.9%
Canon, Inc.	2,500	95,567
East Japan Railway Co.	1,600	104,488
Ibiden Co., Ltd.	3,100	110,064
KDDI Corp.	29	164,859
Komatsu Ltd.	6,900	124,316
Kubota Corp.	25,000	206,418
Mitsui & Co., Ltd.	11,900	154,748
Mitsui Fudosan Co., Ltd.	9,000	169,589
Mitsui OSK Lines Ltd.	14,000	89,283
Mizuho Financial Group, Inc.	52,600	127,971
Shin-Etsu Chemical Co., Ltd.	2,200	129,912
Shionogi & Co., Ltd.	6,000	146,689
Sony Corp.	3,100	83,179
Sumitomo Mitsui Financial Group, Inc.	3,900	167,568
Toyota Motor Corp.	6,500	277,123

		2,151,774

Korea (Republic of)—1.2%
Samsung Electronics Co., Ltd. GDR	400	122,800

Luxembourg—0.9%
ArcelorMittal	2,467	88,230

Netherlands—1.2%
Koninklijke DSM NV	3,527	128,743

Portugal—1.1%
Energias de Portugal S.A.	27,049	117,135

Spain—3.7%
Gamesa Corp. Tecnologica S.A.	2,459	53,979
Telefonica S.A.	13,104	331,334

		385,313

Sweden—3.3%
Atlas Copco AB, Class A	12,777	161,357
Hennes & Mauritz AB, Class B	3,147	174,735

		336,092

Switzerland—6.9%
ABB Ltd. (b)	9,429	181,591
Nestle S.A.	7,031	292,722
Roche Holdings AG	1,483	236,206

		710,519

Taiwan—1.2%
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	12,004	128,443

United Kingdom—23.3%
AstraZeneca PLC	2,958	137,265
BG Group PLC	9,493	155,753
BHP Billiton PLC	14,728	383,636
Centrica PLC	18,289	74,744
HSBC Holdings PLC	35,948	388,545

Schedule of Investments

Allianz RCM International Opportunities Fund

August 31, 2009 (unaudited)

	Shares	Value*
Inmarsat PLC	14,059	$118,639
Prudential PLC	27,557	238,374
Reckitt Benckiser Group PLC	5,343	247,047
Standard Chartered PLC	10,571	238,604
Vodafone Group PLC	122,234	264,493
Xstrata PLC (b)	12,012	159,367

		2,406,467

Total Common Stock (cost—$9,704,790)		10,240,268

PREFERRED STOCK—1.1%
Germany—1.1%
Fresenius SE (cost—$128,807)	1,971	111,372

	Principal Amount (000s)
Repurchase Agreement—1.3%
State Street Bank & Trust Co., dated 8/31/09, 0.08%, due 9/1/09, proceeds $138,000; collateralized by Fannie Mae, 6.00%, due 4/18/36, valued at $143,667 including accrued interest (cost—$138,000)	$138	138,000

Total Investments (cost—$9,971,597) (a)—101.7%		10,489,640

Liabilities in excess of other assets—(1.7)%		(177,836)

Net Assets—100.0%		$10,311,804

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $9,631,764, representing 93.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/09
Investments in Securities - Assets
Common Stock:
Brazil	$391,383	—	—	$391,383
Israel	77,250	—	—	77,250
Korea (Republic of)	122,800	—	—	122,800
Taiwan	128,443	—	—	128,443
All Other	—	$9,520,392	—	9,520,392
Preferred Stock	—	111,372	—	111,372
Short-Term Investments	—	138,000	—	138,000

Total Investments in Securities	$719,876	$9,769,764	—	$10,489,640

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their direction pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by a third-party vendor. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: October 26, 2009

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: October 26, 2009

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: October 26, 2009